Supplemental Oil And Gas Disclosure (Unaudited) (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Property acquisition:
Proved	$ 10,003,625	$ 0
Unproved	8,042,728	19,564
Exploration	1,444,742	0
Development	45,263	0
Total costs incurred	$ 19,536,358	$ 19,564